Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
					Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid for PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid for Non-PEO NEOs ($)(4)	Matterport Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Loss ($)	Company Selected Measure: Revenue ($)(7)
2023	$3,439,475	$3,028,116	$1,346,172	$1,089,061	$19	$105	$(199,077,000)	$157,748,000
2022	$496,910	$(175,002,092)	$1,699,135	$(26,342,559)	$19	$90	$(111,339,000)	$136,125,000
2021	$157,922,193	$265,412,413	$49,243,361	$74,635,343	$143	$108	$(338,060,000)	$111,174,000

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	R.J. Pittman served as the Company’s Principal Executive Officer (our “PEO”) for the entirety of fiscal years 2021, 2022, and 2023.
The Company’s Non-PEO NEOs for the indicated fiscal years were as follows:
•2023: Mr. Fay, Mr. Remley, Mr. Tulsi, and Mr. Zinn
•2022:Mr. Fay, Mr. Remley, Mr. Zinn, and Mr. Presunka
	•2021: Mr. Fay, Mr. Remley, and Mr. Tulsi
Peer Group Issuers, Footnote	The TSR Peer Group is the S&P Small Cap 600. This calculation assumes that $100 was invested in this index on July 22, 2021 (aligned with the period used in footnote #5 above).
PEO Total Compensation Amount	$ 3,439,475	$ 496,910	$ 157,922,193
PEO Actually Paid Compensation Amount	$ 3,028,116	(175,002,092)	265,412,413
Adjustment To PEO Compensation, Footnote	Amounts reported in this column represents the compensation actually paid to our PEO for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the PEO’s total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below:

PEO
		2021	2022	2023
	Summary Compensation Table - Total Compensation	$157,922,193	$496,910	$3,439,475
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$157,368,502	$—	$2,649,600
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$173,564,786	$—	$2,010,775
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$45,601,645	$(91,634,625)	$(359,553)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$8,811,365	$—	$474,950
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$36,880,926	$(83,864,377)	$112,069
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
=	Compensation Actually Paid	$265,412,413	$(175,002,092)	$3,028,116
	Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount	$ 1,346,172	1,699,135	49,243,361
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,089,061	(26,342,559)	74,635,343
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent the compensation actually paid to the Non-PEO NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such Non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

NEO Average
		2021	2022	2023
	Summary Compensation Table - Total Compensation	$49,243,361	$1,699,135	$1,346,172
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$48,705,155	$1,352,440	$748,800
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$52,411,236	$1,367,088	$568,263
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$13,398,549	$(19,637,864)	$(138,884)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$2,873,800	$—	$134,225
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$5,413,552	$(8,418,478)	$(71,915)
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
=	Compensation Actually Paid	$74,635,343	$(26,342,559)	$1,089,061
Please see footnote 1 for the Non-PEO NEOs included in the average for each indicated fiscal year.
	Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 19	19	143
Peer Group Total Shareholder Return Amount	105	90	108
Net Income (Loss)	$ (199,077,000)	$ (111,339,000)	$ (338,060,000)
Company Selected Measure Amount	157,748,000	136,125,000	111,174,000
PEO Name	R.J. Pittman
Additional 402(v) Disclosure	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the Non-PEO NEOs in the indicated year for such years.Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on July 22, 2021 using the closing stock price on that date. Historic stock price performance is not necessarily indicative of future stock price performance.The Company’s revenue is a key driver of the Company’s performance and stockholder value creation and had a 50% weighting in the 2023 CCIP.
“Compensation actually paid,” as calculated per SEC Item 402(v) of Regulation S-K, reflects cash compensation actually paid as well as changes to the fair values of equity awards during the years shown in the table based on year-end or vesting date stock prices, and various accounting valuation assumptions. Due to how CAP is calculated, the CAP as reported for each year does not reflect the actual amounts earned by our NEOs from their equity awards. CAP generally fluctuates annually due to the change in our stock price from year to year as well as varying levels of actual achievement of performance goals.

Because CAP does not reflect the actual amount earned by our NEOs on their equity compensation, we do not use this measure for understanding how NEO pay aligns with our company performance. For a discussion of how our compensation committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see “Compensation Discussion and Analysis” in this proxy statement and our proxy statements filed in 2022 and 2023.

Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and Non-PEO NEOs for our fiscal years 2021, 2022, and 2023 to (1) TSR of both our common stock and the S&P 600, (2) our net income (loss), and (3) our revenue.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Square Feet Under Management (SFM)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Dollar Retention (a Customer metric)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,649,600)	$ 0	$ (157,368,502)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,010,775	0	173,564,786
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(359,553)	(91,634,625)	45,601,645
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	474,950	0	8,811,365
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,069	(83,864,377)	36,880,926
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(748,800)	(1,352,440)	(48,705,155)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	568,263	1,367,088	52,411,236
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(138,884)	(19,637,864)	13,398,549
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,225	0	2,873,800
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,915)	(8,418,478)	5,413,552
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0